CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ (37.9)	$ 13.1	$ (1.4)	$ 105.7	$ 178.6
Adjustments to reconcile net income to net cash and cash equivalents provided by (used for) operating activities:
Earnings of non-consolidated affiliates	(0.2)	(0.4)	(1.7)	(1.7)	(2.8)
Gain on disposition of non-consolidated affiliate			0.0	0.0	(6.5)
Gains on disposition of property, plant and equipment	0.2	0.3	(25.2)	(1.1)	(0.4)
Stock-based compensation	2.2	1.8	7.6	5.1	8.8
Depreciation and amortization	129.7	34.4	228.9	139.1	135.3
Deferred income taxes	(14.7)	(3.1)	5.6	31.0	12.4
Write-off of equipment and facility included in restructuring charges	76.6	0.0	0.5	3.3	0.0
Qualified pension plan contributions	(0.5)	(0.2)	(0.9)	(0.8)	(1.0)
Qualified pension plan income	(9.0)	(6.8)	(32.0)	(28.5)	(24.1)
Change in assets and liabilities:
Receivables	(16.8)	(40.7)	(115.1)	25.8	18.9
Income taxes receivable/payable	5.6	7.4	(12.6)	(27.8)	0.4
Inventories	6.3	(6.0)	(1.7)	(23.6)	8.6
Other current assets	6.5	(7.1)	(30.6)	1.7	0.7
Accounts payable and accrued liabilities	(99.7)	(6.3)	185.1	(38.5)	1.0
Other assets	2.1	0.1	37.6	5.2	1.3
Other noncurrent liabilities	(0.3)	2.4	(32.5)	(33.2)	(14.5)
Other operating activities	(3.1)	1.5	5.5	(2.5)	0.3
Net operating activities	47.0	(9.6)	217.1	159.2	317.0
Investing Activities
Capital expenditures	(76.1)	(23.3)	(130.9)	(71.8)	(90.8)
Business acquired and related transactions, net of cash acquired			(408.1)	0.0	0.0
Proceeds from sale/leaseback of equipment			0.0	0.0	35.8
Proceeds from disposition of property, plant and equipment	0.1	0.6	26.2	5.6	4.6
Distributions from affiliated companies, net	2.2	2.2	8.8	0.0	1.5
Restricted cash activity, net			0.0	4.2	7.7
Other investing activities	0.0	(1.4)	0.0	0.3	(2.6)
Net investing activities	(73.8)	(21.9)	(504.0)	(61.7)	(43.8)
Long-term debt:
Borrowings			1,275.0	150.0	0.0
Repayments	17.1	1.0	730.7	162.4	23.7
Financing portion of earn out payment - SunBelt			0.0	(14.8)	(17.1)
Common stock repurchased and retired			0.0	(64.8)	(36.2)
Stock options exercised	0.0	2.0	2.2	6.6	8.8
Excess tax benefits from stock-based compensation	0.0	0.3	0.4	1.1	1.6
Dividends paid	(33.0)	(15.5)	(79.5)	(63.0)	(64.0)
Debt and equity issuance costs	0.0	(14.3)	(45.2)	(1.2)	0.0
Net financing activities	(50.1)	(28.5)	422.2	(148.5)	(130.6)
Effect of exchange rate changes on cash and cash equivalents	0.5	0.0	(0.1)	0.0	0.0
Net increase (decrease) in cash and cash equivalents	(76.4)	(60.0)	135.2	(51.0)	142.6
Cash and cash equivalents, beginning of year	392.0	256.8	256.8	307.8	165.2
Cash and cash equivalents, end of year	315.6	196.8	392.0	256.8	307.8
Cash paid for interest and income taxes:
Interest	17.3	6.6	32.3	36.8	37.2
Income taxes, net of refunds	3.6	1.6	$ 5.3	$ 49.0	$ 61.3
Capital Expenditures Incurred but Not yet Paid	$ 2.1	$ 2.4